Derivative Liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Summarized derivative liability
Opening balance	$ 28,137	$ 693,700
Change in fair value of warrants	(60,111)	(331,057)
Reclassification to equity upon amendment of warrants		(53,006)
Reclassification to equity upon exercise of warrants		(248,409)
Closing balance	1,117	28,137
Less current portion		(33,091)
Long term portion	$ 1,117	$ 28,137